INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in $ ‘000	2023	2022
Finished goods	18,349	12,460
Work in progress	37,706	29,553
Raw materials	705	313
Balance at December 31	56,760	42,326

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2023	2022
Balance at January 1	(1,971)	(2,448)
Addition to impairment	(3,878)	(164)
Release of impairment	—	312
Usage of impairment	1,673	195
Currency translation	(100)	134
Balance at December 31	(4,276)	(1,971)